Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss (Schedule of Financial Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial income:
Interest income	$ 1,859	$ 2,048	$ 2,341
Revaluation of Warrants	2,158	0	8,310
Financial income	4,017	2,048	10,651
Financial expense:
Revaluation of liabilities in respect of IIA grants	380	752	427
Financing income on net investment in lease	625	526	274
Finance expenses in respect of deferred income	0	0	8
Revaluation of liabilities in respect of TEVA	0	770	468
Exchange differences, net	1,418	24	654
Revaluation of Warrants	0	10,704	0
Other	38	35	61
Financial expense	2,461	12,811	1,892
Financial income (expenses), net	$ 1,556	$ (10,763)	$ 8,759